Concentration of Risk and Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Risks and Uncertainties [Abstract]
Balance at beginning of period	$ 100	$ 0	$ 7
Provision	34	100	0
Reversal of provision	0	0	(7)
Write-off of provision	0	0	0
Balance at end of period	$ 134	$ 100	$ 0